Schedule of Intangible Assets, Future Amortization Expense (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 1	$ 745,633
Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 2	61,472
Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 3	1,602
Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 4	$ 808,707